PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
The composition of property and equipment is as follows:

	December 31,
	2016	2017

Cost:
Computers, software and related equipment *)	$5,792	$9,149
Leasehold improvements	1,621	3,200
Office furniture and equipment	1,353	2,167

	8,766	14,516

Less - accumulated depreciation	4,006	5,286

Depreciated cost	$4,760	$9,230

*) For the year ended December 31, 2016, the costs capitalized were not material. For the year ended December 31, 2017, the Company capitalized $1,027, including $31 share-based compensation costs, relating to its internal use software development for its ERP system.